Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2025
Stock Option Plan [Abstract]
Schedule of Option Activity	A summary of the option activity (with weighted average prices per option) is as follows:
	Year ended March 31,
	2023			2024			2025
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	400,000	$2.09	$0.50	400,000	$2.09	$0.50	400,000	$2.09	$0.5
Exercised during the year	—	$—	$—	—	$—	$—	—	$—	$—
Expired and cancelled during the year	—	$—	$—	—	$—	$—	(400,000)	$2.09	$0.5
Outstanding and exercisable at the end of the year	400,000	$2.09	$0.50	400,000	$2.09	$0.50	—	$—	$—
Range of exercise price per share		$2.09			$2.09			$—